Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation and amortization included in gross profit	$ 85,640	$ 78,025
Depreciation and amortization charged to selling, general and administrative expenses	7,797	12,914
Depreciation and amortization from continuing operations	$ 93,437	$ 90,939	$ 62,876